PREPAYMENT, OTHER RECEIVABLES AND OTHER CURRENT ASSETS (Details Narrative)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 HKD ($)	Dec. 31, 2020 HKD ($)
Prepayment Other Receivables And Other Current Assets
Loans and Leases Receivable, Gross			$ 7,365,000
Debt Instrument, Interest Rate During Period			12.00%
Prrovision for doubtful accounts	$ (877,000)	$ (6,840,000)	$ 9,417,000	$ 114,000
Prrovision for doubtful accounts	$ 877,000	$ 6,840,000	$ (9,417,000)	$ (114,000)